UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Spectrum Moderate Allocation Fund

I Class (TPPAX)

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - I Class	$43	0.40%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderate Target Risk Index, security selection in the underlying large-cap value strategy contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, security selection within large-cap growth equities had a positive impact.

  On the negative side, security selection in international equities was a leading detractor during the period. In particular, allocations to both emerging markets equities and international developed markets equities trailed their respective benchmarks and weighed on relative performance.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	512,965	514,168	513,380
8/31/16	532,620	534,870	533,251
11/30/16	529,926	533,035	530,360
2/28/17	559,364	575,132	557,056
5/31/17	582,091	604,297	572,198
8/31/17	602,184	626,401	587,079
11/30/17	626,118	664,378	609,451
2/28/18	637,318	683,223	614,665
5/31/18	638,131	675,825	615,078
8/31/18	649,502	697,876	630,305
11/30/18	626,194	657,870	608,343
2/28/19	649,932	677,468	629,700
5/31/19	651,624	667,085	630,552
8/31/19	679,924	695,937	654,107
11/30/19	704,112	747,850	684,022
2/29/20	688,970	703,794	665,713
5/31/20	686,883	703,308	668,816
8/31/20	760,854	810,935	727,363
11/30/20	798,747	860,095	764,564
2/28/21	840,528	916,688	792,639
5/31/21	883,426	997,610	839,345
8/31/21	913,031	1,043,193	862,337
11/30/21	894,943	1,025,836	844,566
2/28/22	856,108	988,272	822,674
5/31/22	801,347	929,948	777,317
8/31/22	770,956	877,484	743,871
11/30/22	779,615	906,626	756,083
2/28/23	779,465	906,626	758,512
5/31/23	797,883	937,858	765,338
8/31/23	827,193	999,894	792,057
11/30/23	836,895	1,015,537	798,102
2/29/24	898,200	1,116,497	850,356
5/31/24	924,630	1,158,784	865,517

202405-3565004, 202407-3567330

F209-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/2016
Spectrum Moderate Allocation Fund (I Class)	15.89%	7.25%	7.80%
MSCI All Country World Index Net (Regulatory Benchmark)	23.56	11.68	10.81
Morningstar Moderate Target Risk Index (Strategy Benchmark)	13.09	6.54	6.93

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,998,361
Number of Portfolio Holdings	1,788
Investment Advisory Fees Paid (000s)	$7,212
Portfolio Turnover Rate	46.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	52.7%
Bond Mutual Funds	17.2
Equity Mutual Funds	11.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.2
U.S. Government & Agency Mortgage-Backed Securities	4.1
Private Investment Companies	3.9
Corporate Bonds	3.7
Asset-Backed Securities	1.1
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Real Assets Fund - I Class	4.1%
T. Rowe Price Institutional Emerging Markets Equity Fund	4.1
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.1
Blackstone Partners Offshore Fund	3.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.3
T. Rowe Price Institutional Emerging Markets Bond Fund	3.2
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.7
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.6
Microsoft	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Allocation Fund

I Class (TPPAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

This annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - Investor Class	$57	0.53%

What drove fund performance during the past 12 months?

  Global stock indexes were broadly positive, while fixed income markets were mixed for the 12 months ended May 31, 2024. Many central banks maintained tight monetary policy to combat inflation, and markets fluctuated amid shifting expectations for interest rate cuts as rates remained higher for longer. Nevertheless, investor sentiment was elevated by resilient corporate earnings and enthusiasm around the potential impacts from artificial intelligence.

  Versus the style-specific Morningstar Moderate Target Risk Index, security selection in the underlying large-cap value strategy contributed for the trailing one-year period. The fund’s allocation in this space outperformed its style-specific benchmark, which added value on a relative basis. Likewise, security selection within large-cap growth equities had a positive impact.

  On the negative side, security selection in international equities was a leading detractor during the period. In particular, allocations to both emerging markets equities and international developed markets equities trailed their respective benchmarks and weighed on relative performance.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,232	10,287	10,220
2014	10,266	10,191	10,158
2015	10,488	10,386	10,287
2015	10,584	10,508	10,335
2015	10,056	9,640	9,845
2015	10,283	9,937	10,028
2016	9,750	9,107	9,622
2016	10,412	9,938	10,259
2016	10,806	10,339	10,656
2016	10,747	10,303	10,598
2017	11,344	11,117	11,131
2017	11,800	11,681	11,434
2017	12,202	12,108	11,731
2017	12,687	12,842	12,178
2018	12,909	13,206	12,283
2018	12,914	13,063	12,291
2018	13,145	13,489	12,595
2018	12,668	12,716	12,156
2019	13,148	13,095	12,583
2019	13,182	12,894	12,600
2019	13,749	13,452	13,071
2019	14,232	14,455	13,669
2020	13,920	13,604	13,303
2020	13,877	13,594	13,365
2020	15,365	15,675	14,535
2020	16,124	16,625	15,278
2021	16,962	17,719	15,839
2021	17,828	19,283	16,772
2021	18,425	20,164	17,232
2021	18,047	19,829	16,877
2022	17,258	19,102	16,439
2022	16,148	17,975	15,533
2022	15,529	16,961	14,865
2022	15,700	17,524	15,109
2023	15,699	17,524	15,157
2023	16,057	18,128	15,293
2023	16,649	19,327	15,827
2023	16,838	19,629	15,948
2024	18,057	21,581	16,992
2024	18,590	22,398	17,295

202405-3565004, 202407-3567330

F102-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Moderate Allocation Fund (Investor Class)	15.78%	7.12%	6.40%
MSCI All Country World Index Net (Regulatory Benchmark)	23.56	11.68	8.40
Morningstar Moderate Target Risk Index (Strategy Benchmark)	13.09	6.54	5.63

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,998,361
Number of Portfolio Holdings	1,788
Investment Advisory Fees Paid (000s)	$7,212
Portfolio Turnover Rate	46.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	52.7%
Bond Mutual Funds	17.2
Equity Mutual Funds	11.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.2
U.S. Government & Agency Mortgage-Backed Securities	4.1
Private Investment Companies	3.9
Corporate Bonds	3.7
Asset-Backed Securities	1.1
Short-Term and Other	1.6

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Real Assets Fund - I Class	4.1%
T. Rowe Price Institutional Emerging Markets Equity Fund	4.1
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.1
Blackstone Partners Offshore Fund	3.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	3.3
T. Rowe Price Institutional Emerging Markets Bond Fund	3.2
T. Rowe Price Institutional High Yield Fund - Institutional Class	3.1
T. Rowe Price Dynamic Global Bond Fund - I Class	2.7
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.6
Microsoft	2.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$45,097
Audit-Related Fees	-	-
Tax Fees	-	5,727
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPBX Spectrum Moderate
Allocation Fund –
.
TPPAX Spectrum Moderate
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Allocation Fund
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T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 21 .67 $ 23 .44 $ 28 .39 $ 23 .21 $ 22 .82
Investment activities
Net investment income
(1)(2)
0 .51 0 .41 0 .31 0 .29 0 .35
Net realized and unrealized
gain/loss 2 .85 ( 0 .62 ) ( 2 .69 ) 6 .17 0 .86
Total from investment activities 3 .36 ( 0 .21 ) ( 2 .38 ) 6 .46 1 .21
Distributions
Net investment income ( 0 .67 ) ( 0 .41 ) ( 0 .29 ) ( 0 .30 ) ( 0 .38 )
Net realized gain ( 0 .07 ) ( 1 .15 ) ( 2 .28 ) ( 0 .98 ) ( 0 .44 )
Total distributions ( 0 .74 ) ( 1 .56 ) ( 2 .57 ) ( 1 .28 ) ( 0 .82 )
NET ASSET VALUE
End of period $ 24 .29 $ 21 .67 $ 23 .44 $ 28 .39 $ 23 .21

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
15 .78% ( 0 .56 ) % ( 9 .42 ) % 28 .47%
(4)
5 .27%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .71% 0 .71% 0 .68% 0 .66% 0 .67%
Net expenses after waivers/
payments by Price Associates 0 .53% 0 .52% 0 .51% 0 .52% 0 .53%
Net investment income 2 .23% 1 .87% 1 .15% 1 .11% 1 .50%
Portfolio turnover rate 46 .9% 65 .5% 80 .3% 60 .2% 71 .0%
Net assets, end of period (in
millions) $1,048 $1,089 $1,295 $2,254 $1,886
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.42%.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 21 .66 $ 23 .43 $ 28 .40 $ 23 .21 $ 22 .82
Investment activities
Net investment income
(1)(2)
0 .54 0 .44 0 .37 0 .32 0 .37
Net realized and unrealized
gain/loss 2 .84 ( 0 .62 ) ( 2 .71 ) 6 .17 0 .87
Total from investment activities 3 .38 ( 0 .18 ) ( 2 .34 ) 6 .49 1 .24
Distributions
Net investment income ( 0 .71 ) ( 0 .44 ) ( 0 .35 ) ( 0 .32 ) ( 0 .41 )
Net realized gain ( 0 .07 ) ( 1 .15 ) ( 2 .28 ) ( 0 .98 ) ( 0 .44 )
Total distributions ( 0 .78 ) ( 1 .59 ) ( 2 .63 ) ( 1 .30 ) ( 0 .85 )
NET ASSET VALUE
End of period $ 24 .26 $ 21 .66 $ 23 .43 $ 28 .40 $ 23 .21

T. ROWE PRICE Spectrum Moderate Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
15 .89% ( 0 .43 ) % ( 9 .29 ) % 28 .61%
(4)
5 .41%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .58% 0 .58% 0 .56% 0 .56% 0 .57%
Net expenses after waivers/
payments by Price Associates 0 .40% 0 .39% 0 .39% 0 .41% 0 .42%
Net investment income 2 .36% 2 .01% 1 .40% 1 .21% 1 .59%
Portfolio turnover rate 46 .9% 65 .5% 80 .3% 60 .2% 71 .0%
Net assets, end of period (in
thousands) $950,777 $979,573 $1,077,411 $604,872 $428,391
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.57%.

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.1%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.179%, 4/15/35 (1) 340,000 340
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 334
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  194,000 185
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 312
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 196
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 270,000 269
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 114
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.424%, 12/26/31 (1) 232,822 233
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.824%, 12/26/31 (1) 232,822 233
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 779
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 197
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 50
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 125,000 125
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 150
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 6.556%, 10/20/31 (1) 355,000 355

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 120,000 113
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 715,000 658
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 270,000 243
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-1, Class A3
5.39%, 3/22/30 (1) 125,000 125
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 125,000 124
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 113,700 110
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 192,500 179
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.679%, 7/17/34 (1) 390,000 390
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 107,694 108
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 91,740 92
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 250,000 248
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 184

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  385,000 383
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 66
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  700,000 698
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  80,000 79
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 144
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 670
Golub Capital Partners
Series 2022-60A, Class AR, CLO, FRN
3M TSFR + 1.31%, 10/25/34 (1)(2) 250,000 250
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 194,500 165
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 420,000 418
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 140,000 138
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 252
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 100,000 99

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 335,000 338
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 7/15/35 (1)(2) 320,000 320
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 10/20/34 (1)(2) 250,000 250
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 50,000 50
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 7.037%, 1/20/37 (1) 275,000 277
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.619%, 10/15/32 (1) 350,000 351
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.057%, 10/18/33 (1) 295,000 296
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 92
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 420
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 419,143 413
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 96,691 98
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 87,901 89
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 292
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 190,000 190
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  105,000 104

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 6.574%, 11/13/31 (1) 325,000 326
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 7.236%, 7/20/29 (1) 370,000 370
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 510,000 512
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 59,777 60
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 106
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 180,000 180
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.972%, 11/15/36 (1) 315,000 318
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100,000 100
Progress Residential Trust
Series 2020-SFR3, Class B
1.495%, 10/17/27 (1) 100,000 94
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.841%, 4/15/37 (1) 465,000 464
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 29,021 29
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 216
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  235,000 232
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  640,000 635

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 115,000 115
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 110,000 110
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 470,000 469
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 410,159 357
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 84
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 44
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 235,000 234
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 50
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.876%, 4/25/37 (1) 625,000 623
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 341,435 318
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 6.523%, 10/15/31 (1) 665,000 664
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 410,000 396
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 1/25/34 (1)(2) 725,000 725
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 194,024 195
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 182
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M TSFR + 1.322%, 6.646%, 10/20/29 (1) 33,979 34
Total Asset-Backed Securities (Cost $22,782) 22,516
BOND MUTUAL FUNDS  17.2%
T. Rowe Price Dynamic Global Bond Fund - I Class, 6.15% (3)
(4) 6,803,582 52,932
T. Rowe Price Inflation Protected Bond Fund - I Class,
9.60% (3)(4) 510,218 5,291
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.27% (3)(4) 9,475,113 63,010
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.44% (3)(4) 2,548,070 24,156
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.20% (3)(4) 7,948,401 61,282
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.82% (3)(4) 9,702,640 81,017
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 9.22% (3)(4) 961,765 4,491
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.71% (3)(4) 7,055,175 51,150
Total Bond Mutual Funds (Cost $401,531) 343,329
COMMON STOCKS  52.7%
COMMUNICATION SERVICES  3.6%
Diversified Telecommunication Services  0.3%
BT Group (GBP) (5) 836,260 1,400
Frontier Communications Parent (6) 13,038 348
KT (KRW)  38,591 1,030
Nippon Telegraph & Telephone (JPY)  2,929,100 2,876
5,654
Entertainment  0.5%
Electronic Arts  12,680 1,685
Liberty Media Corp-Liberty Live, Class C (6) 12,506 476
Netflix (6) 10,524 6,753
Sea, ADR (6) 8,891 600
9,514

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Interactive Media & Services  2.2%
Alphabet, Class A (6) 20,293 3,501
Alphabet, Class C (6) 139,692 24,301
LY (JPY)  225,400 536
Match Group (6) 3,304 101
Meta Platforms, Class A  31,059 14,499
NAVER (KRW)  7,294 903
Reddit, Class A (6) 2,073 113
Tencent Holdings (HKD)  11,000 510
Vimeo (6) 52,414 203
44,667
Media  0.2%
Comcast, Class A  31,200 1,249
CyberAgent (JPY)  109,300 659
Ibotta, Class A (6) 973 94
WPP (GBP)  174,647 1,828
3,830
Wireless Telecommunication Services  0.4%
T-Mobile U.S.  40,948 7,164
7,164
Total Communication Services 70,829
CONSUMER DISCRETIONARY  4.8%
Automobile Components  0.3%
Autoliv, SDR (SEK)  14,280 1,826
Denso (JPY)  106,700 1,734
Dowlais Group (GBP)  371,787 330
Magna International  27,016 1,221
Modine Manufacturing (6) 1,945 196
Stanley Electric (JPY)  29,600 545
5,852
Automobiles  0.4%
Honda Motor (JPY)  54,500 617
Suzuki Motor (JPY)  105,600 1,259
Tesla (6) 17,362 3,092
Toyota Motor (JPY)  161,900 3,527
8,495
Broadline Retail  1.5%
Alibaba Group Holding, ADR  4,759 373
Amazon.com (6) 159,205 28,090
Etsy (6) 3,100 197
Next (GBP)  15,488 1,855

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ollie's Bargain Outlet Holdings (6) 3,957 326
Savers Value Village (6) 8,297 112
30,953
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (6) 5,640 593
Duolingo (6) 1,389 266
Service Corp. International  4,759 341
Strategic Education  4,696 532
1,732
Hotels, Restaurants & Leisure  1.1%
Amadeus IT Group (EUR)  22,978 1,640
BJ's Restaurants (6) 8,924 313
Booking Holdings  1,380 5,212
Cava Group (6) 3,602 334
Chipotle Mexican Grill (6) 803 2,513
Compass Group (GBP)  91,813 2,578
DoorDash, Class A (6) 5,358 590
Dutch Bros, Class A (6) 12,217 432
Hilton Worldwide Holdings  12,838 2,575
McDonald's  14,690 3,803
Norwegian Cruise Line Holdings (6) 34,822 578
Papa John's International  7,211 335
Red Rock Resorts, Class A  5,698 292
Shake Shack, Class A (6) 3,355 318
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (6)(7)(8)(9) 51,774 227
Wyndham Hotels & Resorts  5,430 384
22,124
Household Durables  0.3%
Installed Building Products  1,441 305
Panasonic Holdings (JPY)  138,200 1,221
Persimmon (GBP)  50,211 938
Skyline Champion (6) 6,798 473
Sony Group (JPY)  27,300 2,242
5,179
Specialty Retail  0.8%
AutoZone (6) 506 1,402
Burlington Stores (6) 1,628 391
Caleres  7,688 267
Carvana (6) 15,215 1,521
Five Below (6) 1,295 179
Floor & Decor Holdings, Class A (6) 1,330 155

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Home Depot  3,274 1,096
Kingfisher (GBP)  546,001 1,848
Leslie's (6) 25,428 145
O'Reilly Automotive (6) 1,663 1,602
RH (6) 1,066 290
Ross Stores  9,041 1,264
TJX  30,218 3,115
Tractor Supply  9,936 2,835
Warby Parker, Class A (6) 15,142 268
16,378
Textiles, Apparel & Luxury Goods  0.3%
Cie Financiere Richemont (CHF)  10,560 1,699
Kering (EUR)  2,949 1,020
Lululemon Athletica (6) 1,443 450
Moncler (EUR)  22,518 1,503
NIKE, Class B  4,675 444
Samsonite International (HKD) (6) 222,600 707
Skechers USA, Class A (6) 5,344 382
6,205
Total Consumer Discretionary 96,918
CONSUMER STAPLES  3.3%
Beverages  0.7%
Boston Beer, Class A (6) 1,606 504
Coca-Cola  101,618 6,395
Coca-Cola Consolidated  10 10
Diageo (GBP)  53,190 1,791
Heineken (EUR)  20,344 2,041
Keurig Dr Pepper  82,645 2,830
Kirin Holdings (JPY)  44,400 613
14,184
Consumer Staples Distribution & Retail  0.6%
Dollar General  9,227 1,263
Dollar Tree (6) 10,600 1,250
Seven & i Holdings (JPY)  139,900 1,806
Target  10,610 1,657
Walmart  88,853 5,843
Welcia Holdings (JPY)  19,900 275
12,094
Food Products  0.6%
Barry Callebaut (CHF)  564 980

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $174 (6)(7)(9) 9,408 35
Mondelez International, Class A  22,889 1,569
Nestle (CHF)  59,526 6,318
Post Holdings (6) 4,428 472
Simply Good Foods (6) 10,101 389
Utz Brands  19,023 353
Wilmar International (SGD)  515,300 1,182
11,298
Household Products  0.7%
Colgate-Palmolive  67,080 6,236
Procter & Gamble  43,381 7,138
13,374
Personal Care Products  0.7%
BellRing Brands (6) 14,564 847
Kenvue  299,834 5,787
L'Oreal (EUR) (5) 4,838 2,388
Puig Brands, Class B (EUR) (6) 24,337 687
Unilever (GBP)  86,008 4,710
14,419
Total Consumer Staples 65,369
ENERGY  2.9%
Energy Equipment & Services  0.8%
Cactus, Class A  6,286 323
ChampionX  8,412 274
Expro Group Holdings (6) 18,975 416
Halliburton  187,032 6,864
Liberty Energy  13,235 327
Noble  4,350 202
Schlumberger  127,993 5,874
TechnipFMC  24,330 637
Weatherford International (6) 5,400 650
15,567
Oil, Gas & Consumable Fuels  2.1%
Antero Resources (6) 14,797 527
Chesapeake Energy  20,132 1,831
Chevron  8,740 1,418
ConocoPhillips  49,604 5,778
Diamondback Energy  19,724 3,930
DT Midstream  6,083 408
EQT  140,071 5,755

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equinor (NOK)  106,641 3,096
Exxon Mobil  23,629 2,771
Hess  2,400 370
Kimbell Royalty Partners  11,483 193
Kinder Morgan  41,281 805
Magnolia Oil & Gas, Class A  21,226 551
Matador Resources  4,734 300
Phillips 66  3,348 476
Range Resources  110,247 4,069
Shell, ADR  36,216 2,636
SM Energy  5,048 255
Southwestern Energy (6) 96,039 723
TotalEnergies (EUR)  58,193 4,263
Viper Energy  6,875 264
Williams  19,591 813
41,232
Total Energy 56,799
FINANCIALS  8.6%
Banks  2.7%
ANZ Group Holdings (AUD)  59,900 1,131
Banc of California  15,469 214
Bank of America  130,831 5,232
BankUnited  3,362 96
Blue Foundry Bancorp (6) 7,122 65
BNP Paribas (EUR)  20,639 1,524
Cadence Bank  14,228 406
Capitol Federal Financial  34,284 177
Citigroup  38,669 2,409
Columbia Banking System  18,773 362
CRB Group, Acquisition Date: 4/14/22, Cost $33 (6)(7)(9) 313 23
CrossFirst Bankshares (6) 15,269 200
DBS Group Holdings (SGD)  51,306 1,368
Dime Community Bancshares  9,234 171
DNB Bank (NOK)  142,713 2,795
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $47 (6)(7)(9) 4,663 83
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (6)(7)(9) 1,993 35
East West Bancorp  16,171 1,200
Eastern Bankshares  18,108 248
Equity Bancshares, Class A  6,731 227
FB Financial  9,914 367
First Bancshares  9,427 239

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Five Star Bancorp  9,055 208
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (6)(7)(9) 6,708 20
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (6)(7)(9) 1,212 —
HarborOne Bancorp  9,689 101
HDFC Bank (INR)  73,086 1,338
Home BancShares  11,376 268
ING Groep (EUR)  202,230 3,613
Intesa Sanpaolo (EUR)  411,331 1,620
JPMorgan Chase  60,634 12,286
Kearny Financial  14,663 83
Live Oak Bancshares  11,106 383
Mitsubishi UFJ Financial Group (JPY)  200,800 2,133
National Bank of Canada (CAD)  29,834 2,550
Origin Bancorp  8,242 258
Pacific Premier Bancorp  9,995 222
Pinnacle Financial Partners  6,293 500
PNC Financial Services Group  2,874 452
Popular  3,678 327
Prosperity Bancshares  5,792 361
SouthState  6,955 538
Standard Chartered (GBP)  142,683 1,421
Sumitomo Mitsui Trust Holdings (JPY)  33,694 783
Svenska Handelsbanken, Class A (SEK)  165,521 1,558
Texas Capital Bancshares (6) 5,081 306
United Overseas Bank (SGD)  85,300 1,945
Wells Fargo  27,490 1,647
Western Alliance Bancorp  6,266 395
53,888
Capital Markets  1.2%
Bridgepoint Group (GBP)  187,308 545
Brookfield (CAD)  36,289 1,580
Cboe Global Markets  4,419 765
Charles Schwab  54,372 3,984
CME Group  6,649 1,350
CVC Capital Partners (EUR) (6) 43,957 850
Goldman Sachs Group  11,887 5,427
Julius Baer Group (CHF)  25,337 1,522
LPL Financial Holdings  8,271 2,367
Macquarie Group (AUD)  9,760 1,246
Morgan Stanley  9,745 954
MSCI  346 171

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Onex (CAD)  4,219 299
S&P Global  2,376 1,016
StepStone Group, Class A  8,175 351
Stifel Financial  3,884 314
TMX Group (CAD)  14,380 386
23,127
Consumer Finance  0.3%
American Express  21,935 5,264
Encore Capital Group (6) 5,404 239
PRA Group (6) 5,607 121
5,624
Financial Services  1.9%
Adyen (EUR) (6) 785 1,018
ANT Group, Acquisition Date: 8/14/23, Cost $293 (6)(7)(9) 293,381 296
Berkshire Hathaway, Class B (6) 20,330 8,425
Challenger (AUD)  96,169 416
Corebridge Financial  32,121 937
Corpay (6) 3,340 894
Fiserv (6) 35,061 5,251
Mastercard, Class A  11,919 5,329
Mitsubishi HC Capital (JPY)  107,800 715
PennyMac Financial Services  10,011 907
Toast, Class A (6) 11,636 282
Visa, Class A  50,925 13,875
38,345
Insurance  2.5%
AIA Group (HKD)  215,200 1,671
Allstate  25,315 4,241
Assurant  3,995 693
AXA (EUR)  110,857 4,003
Axis Capital Holdings  4,298 318
Bowhead Specialty Holdings (6) 1,693 45
Chubb  11,877 3,217
Definity Financial (CAD)  20,376 646
First American Financial  5,679 316
Goosehead Insurance, Class A (6) 4,906 316
Hanover Insurance Group  4,086 539
Hartford Financial Services Group  2,481 257
Mandatum (EUR)  39,457 177
Marsh & McLennan  16,707 3,468
MetLife  67,486 4,884
Munich Re (EUR)  9,104 4,540

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oscar Health, Class A (6) 26,949 538
Progressive  20,104 4,246
RLI  1,981 289
Sampo, Class A (EUR)  45,017 1,927
Selective Insurance Group  8,641 843
Storebrand (NOK)  153,991 1,669
Sun Life Financial (CAD)  35,712 1,790
Tokio Marine Holdings (JPY)  85,200 2,952
Travelers  18,159 3,917
White Mountains Insurance Group  221 399
Zurich Insurance Group (CHF)  4,591 2,416
50,317
Total Financials 171,301
HEALTH CARE  7.0%
Biotechnology  0.6%
AbbVie  13,904 2,242
Apellis Pharmaceuticals (6) 3,636 143
Arcellx (6) 4,179 217
Argenx, ADR (6) 3,885 1,441
Arrowhead Pharmaceuticals (6) 8,834 203
Ascendis Pharma, ADR (6) 684 92
Black Diamond Therapeutics (6) 21,804 104
Blueprint Medicines (6) 3,215 339
Bridgebio Pharma (6) 5,450 153
Cabaletta Bio (6) 7,395 75
CG oncology (6) 1,498 49
Crinetics Pharmaceuticals (6) 6,289 279
CRISPR Therapeutics (6) 1,971 106
Cytokinetics (6) 10,230 496
Genmab (DKK) (6) 2,814 794
HilleVax (6) 8,828 107
Immatics (6) 17,635 195
Immunocore Holdings, ADR (6) 3,065 150
Immunovant (6) 5,969 152
Insmed (6) 7,434 409
Ionis Pharmaceuticals (6) 7,905 297
Merus (6) 2,400 128
MoonLake Immunotherapeutics (6) 2,235 91
Nurix Therapeutics (6) 5,483 86
Prime Medicine (6) 8,211 53
Sana Biotechnology (6) 7,560 57
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (6)(7) 1,127 5

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Syndax Pharmaceuticals (6) 2,354 45
Tango Therapeutics (6) 10,110 70
Vaxcyte (6) 7,461 524
Vertex Pharmaceuticals (6) 4,048 1,843
Verve Therapeutics (6) 8,381 44
Xenon Pharmaceuticals (6) 3,456 132
Zentalis Pharmaceuticals (6) 8,291 99
11,220
Health Care Equipment & Supplies  0.8%
Alcon (CHF)  13,095 1,176
Align Technology (6) 463 119
Elekta, Class B (SEK)  105,471 868
EssilorLuxottica (EUR)  7,035 1,578
GE HealthCare Technologies  13,458 1,050
Haemonetics (6) 4,605 387
Hologic (6) 10,308 761
Intuitive Surgical (6) 8,585 3,452
Koninklijke Philips (EUR) (6) 66,239 1,809
Masimo (6) 5,624 700
Neogen (6) 26,154 344
Novocure (6) 5,033 111
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (6)(7)
(9) 51,080 20
Penumbra (6) 1,015 192
PROCEPT BioRobotics (6) 6,668 443
QuidelOrtho (6) 7,409 327
Siemens Healthineers (EUR)  36,886 2,153
Stryker  3,642 1,242
Teleflex  1,110 232
16,964
Health Care Providers & Services  2.1%
Alignment Healthcare (6) 28,958 228
Cencora  28,059 6,357
Cigna Group  5,269 1,816
Elevance Health  19,392 10,442
Fresenius (EUR) (6) 40,712 1,299
HCA Healthcare  4,119 1,399
Humana  2,648 948
Molina Healthcare (6) 7,870 2,476
NeoGenomics (6) 32,732 449
Privia Health Group (6) 22,903 398
RadNet (6) 2,531 148
Tenet Healthcare (6) 16,754 2,266

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Physical Therapy  3,320 341
UnitedHealth Group  29,062 14,396
42,963
Health Care Technology  0.0%
Certara (6) 16,723 283
283
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (6) 10,602 238
Agilent Technologies  13,369 1,744
Azenta (6) 1,624 82
Bruker  8,702 570
Danaher  12,627 3,243
Evotec (EUR) (6) 29,510 280
Repligen (6) 2,068 308
Revvity  14,700 1,606
Sotera Health (6) 16,361 183
Stevanato Group  16,300 331
Thermo Fisher Scientific  17,133 9,731
18,316
Pharmaceuticals  2.6%
Astellas Pharma (JPY)  172,200 1,691
AstraZeneca, ADR  114,322 8,919
Bayer (EUR)  29,820 917
Bristol-Myers Squibb  10,869 447
Elanco Animal Health (6) 24,276 429
Eli Lilly  13,993 11,479
EyePoint Pharmaceuticals (6) 4,028 43
GSK, ADR  14,890 667
Johnson & Johnson  35,709 5,238
Merck  46,500 5,838
Neumora Therapeutics (6) 10,232 101
Novartis (CHF)  35,204 3,644
Novo Nordisk, Class B (DKK)  33,385 4,523
Otsuka Holdings (JPY)  15,900 656
Roche Holding (CHF)  11,930 3,046
Sanofi (EUR)  36,366 3,560
Shionogi (JPY)  13,500 608
Structure Therapeutics, ADR (6) 2,713 93
Zoetis  5,663 960
52,859
Total Health Care 142,605

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  6.5%
Aerospace & Defense  0.9%
Boeing (6) 6,400 1,137
Cadre Holdings  4,446 146
General Dynamics  17,976 5,389
General Electric  22,617 3,735
L3Harris Technologies  9,500 2,136
Leonardo DRS (6) 17,297 407
Loar Holdings (6) 1,676 95
Melrose Industries (GBP)  244,015 1,931
Safran (EUR)  10,754 2,518
TransDigm Group  495 665
18,159
Air Freight & Logistics  0.1%
FedEx  5,400 1,371
1,371
Building Products  0.1%
AAON  6,805 511
AZZ  10,424 874
CSW Industrials  1,864 474
Zurn Elkay Water Solutions  9,760 306
2,165
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (6) 4,308 433
Cintas  664 450
Element Fleet Management (CAD)  130,527 2,320
Rentokil Initial (GBP)  73,005 389
Republic Services  14,867 2,753
Stericycle (6) 7,935 409
Tetra Tech  1,503 315
Veralto  1,641 162
VSE  4,488 367
7,598
Construction & Engineering  0.1%
API Group (6) 8,360 298
Arcosa  3,965 349
WillScot Mobile Mini Holdings (6) 11,025 435
Worley (AUD)  123,509 1,205
2,287
Electrical Equipment  1.0%
ABB (CHF)  60,619 3,342

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AMETEK  24,809 4,207
GE Vernova (6) 10,500 1,847
Legrand (EUR)  19,817 2,152
Mitsubishi Electric (JPY)  145,300 2,525
Prysmian (EUR)  41,897 2,756
Rockwell Automation  9,300 2,395
Thermon Group Holdings (6) 11,321 382
19,606
Ground Transportation  0.7%
Central Japan Railway (JPY)  31,400 700
CSX  181,854 6,138
Landstar System  1,742 317
Norfolk Southern  5,576 1,253
Old Dominion Freight Line  17,729 3,107
Saia (6) 1,841 754
Union Pacific  10,929 2,545
14,814
Industrial Conglomerates  0.7%
DCC (GBP)  16,556 1,209
Honeywell International  18,215 3,683
Roper Technologies  2,680 1,428
Siemens (EUR)  43,304 8,346
14,666
Machinery  1.5%
Crane  2,928 437
Cummins  19,742 5,562
Deere  6,577 2,465
Dover  13,536 2,488
Enerpac Tool Group  10,374 408
Enpro  3,019 463
Esab  7,645 786
ESCO Technologies  2,875 314
Federal Signal  8,803 810
Graco  3,857 311
IDEX  9,058 1,890
Ingersoll Rand  20,780 1,934
John Bean Technologies  3,289 314
KION Group (EUR)  19,449 920
Mueller Water Products, Class A  21,179 393
RBC Bearings (6) 2,890 853
Sandvik (SEK)  74,292 1,640
SMC (JPY)  1,200 606

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Spirax-Sarco Engineering (GBP)  2,094 239
SPX Technologies (6) 5,785 807
THK (JPY)  29,200 566
Toro  3,363 270
Westinghouse Air Brake Technologies  34,845 5,897
30,373
Professional Services  0.5%
Booz Allen Hamilton Holding  14,504 2,208
Broadridge Financial Solutions  9,301 1,867
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $61 (6)(7)(9) 7,797 34
NV5 Global (6) 2,099 197
Parsons (6) 9,266 706
Paycor HCM (6) 23,091 286
Paylocity Holding (6) 1,799 256
Recruit Holdings (JPY)  34,400 1,736
TechnoPro Holdings (JPY)  47,500 791
Teleperformance (EUR)  6,176 706
Verra Mobility (6) 16,587 442
9,229
Trading Companies & Distributors  0.5%
Ashtead Group (GBP)  13,854 1,015
Beacon Roofing Supply (6) 6,485 629
Bunzl (GBP)  35,101 1,320
Ferguson  5,227 1,075
FTAI Aviation  5,908 498
GMS (6) 3,500 329
Mitsubishi (JPY)  58,200 1,228
MSC Industrial Direct, Class A  2,566 220
Rush Enterprises, Class A  5,794 262
SiteOne Landscape Supply (6) 4,751 736
Sumitomo (JPY)  74,700 1,944
Transcat (6) 740 94
9,350
Total Industrials & Business Services 129,618
INFORMATION TECHNOLOGY  12.1%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK) (5) 235,281 1,450
1,450
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  35,532 4,703
Cognex  4,030 183

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CTS  8,106 429
Hamamatsu Photonics (JPY)  23,700 701
Insight Enterprises (6) 2,576 503
Keysight Technologies (6) 26,254 3,636
Largan Precision (TWD)  6,000 424
Mirion Technologies (6) 61,626 669
Murata Manufacturing (JPY)  68,900 1,303
Napco Security Technologies  7,415 368
Novanta (6) 1,922 312
Omron (JPY)  13,000 425
PAR Technology (6) 21,754 971
PAR Technology PIPE, Acquisition Date: 3/8/24, Cost $116 (6)
(7) 3,001 134
TE Connectivity  37,427 5,603
Teledyne Technologies (6) 1,753 696
Vontier  7,775 311
21,371
IT Services  0.3%
Accenture, Class A  5,494 1,551
ASGN (6) 1,992 187
MongoDB (6) 2,704 638
NTT Data Group (JPY)  153,200 2,356
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $13 (6)
(7)(9) 302 24
Shopify, Class A (6) 18,194 1,076
Snowflake, Class A (6) 2,311 315
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (6)(7)(9) 1,500 51
6,198
Semiconductors & Semiconductor Equipment  5.4%
Advanced Micro Devices (6) 9,294 1,551
Allegro MicroSystems (6) 9,563 288
Analog Devices  22,506 5,278
Applied Materials  20,733 4,459
ASML Holding (EUR)  6,014 5,754
ASML Holding  2,960 2,843
Astera Labs (6) 710 46
Broadcom  3,013 4,003
Entegris  3,477 439
Intel  54,204 1,672
KLA  4,421 3,358
Lam Research  1,555 1,450
Lattice Semiconductor (6) 10,731 797
MACOM Technology Solutions Holdings (6) 6,518 659

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Micron Technology  35,675 4,459
Monolithic Power Systems  1,829 1,346
NVIDIA  38,926 42,676
NXP Semiconductors  24,686 6,717
Onto Innovation (6) 4,311 934
Power Integrations  5,696 433
QUALCOMM  16,948 3,458
Renesas Electronics (JPY)  58,400 1,076
Taiwan Semiconductor Manufacturing (TWD)  235,759 6,037
Taiwan Semiconductor Manufacturing, ADR  6,279 948
Texas Instruments  21,532 4,199
Tokyo Electron (JPY)  10,000 2,124
107,004
Software  3.6%
Adobe (6) 4,003 1,780
Agilysys (6) 2,703 258
Altair Engineering, Class A (6) 5,330 465
Amplitude, Class A (6) 36,662 327
Appfolio, Class A (6) 1,361 311
Atlassian, Class A (6) 3,029 475
Aurora Innovation (6) 59,619 142
BILL Holdings (6) 4,846 252
Braze, Class A (6) 9,815 370
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (6)(7)
(9) 269 287
CCC Intelligent Solutions Holdings (6) 31,138 348
Confluent, Class A (6) 10,207 265
Crowdstrike Holdings, Class A (6) 1,673 525
Datadog, Class A (6) 3,327 367
Descartes Systems Group (6) 7,271 671
DoubleVerify Holdings (6) 20,721 377
Envestnet (6) 6,614 433
Fortinet (6) 27,757 1,647
Gusto, Acquisition Date: 10/4/21, Cost $148 (6)(7)(9) 5,153 96
Intapp (6) 12,337 443
Intuit  3,696 2,130
JFrog (6) 9,690 312
Manhattan Associates (6) 932 205
Microsoft  118,196 49,067
SAP (EUR)  17,032 3,106
ServiceNow (6) 6,676 4,386
Socure, Acquisition Date: 12/22/21, Cost $26 (6)(7)(9) 1,599 10
Synopsys (6) 4,580 2,568

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Varonis Systems (6) 7,000 301
Workiva (6) 6,455 497
72,421
Technology Hardware, Storage & Peripherals  1.6%
Apple  155,915 29,974
Samsung Electronics (KRW)  56,616 3,000
32,974
Total Information Technology 241,418
MATERIALS  2.1%
Chemicals  0.8%
Air Liquide (EUR)  11,518 2,268
Akzo Nobel (EUR)  17,258 1,211
Asahi Kasei (JPY)  103,100 672
BASF (EUR)  22,406 1,186
Covestro (EUR) (6) 21,296 1,147
Element Solutions  32,064 770
HB Fuller  4,774 380
Johnson Matthey (GBP)  41,971 944
Linde  11,978 5,217
Mosaic  25,366 785
Nutrien  7,145 419
Sherwin-Williams  2,855 867
Umicore (EUR)  33,548 664
16,530
Construction Materials  0.1%
Martin Marietta Materials  4,785 2,737
2,737
Containers & Packaging  0.3%
Amcor, CDI (AUD)  42,000 416
International Paper  102,196 4,608
Sealed Air  9,014 350
5,374
Metals & Mining  0.8%
Antofagasta (GBP)  70,219 1,992
BHP Group (AUD)  36,214 1,078
BHP Group (GBP) (5) 51,257 1,530
Constellium (6) 32,976 714
ERO Copper (CAD) (6) 20,118 428
Franco-Nevada  7,340 909
Freeport-McMoRan  34,586 1,824
IGO (AUD)  133,590 626

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pilbara Minerals (AUD)  399,198 1,016
Royal Gold  2,902 372
South32 (AUD)  333,340 883
Southern Copper  24,083 2,857
Wheaton Precious Metals  19,318 1,065
15,294
Paper & Forest Products  0.1%
Louisiana-Pacific  4,217 386
Stora Enso, Class R (EUR)  73,914 1,083
West Fraser Timber (CAD)  4,036 323
1,792
Total Materials 41,727
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.0%
Healthcare Realty Trust, REIT  18,931 307
307
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  3,337 551
Prologis, REIT  5,720 632
Rexford Industrial Realty, REIT  7,141 324
Terreno Realty, REIT  8,968 508
2,015
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  98,280 435
435
Office Reits  0.0%
Great Portland Estates, Rights, 6/11/24 (GBP) (6) 56,141 77
77
Real Estate Management & Development  0.2%
Colliers International Group  3,385 380
DigitalBridge Group  40,142 548
FirstService  4,700 691
Mitsui Fudosan (JPY)  231,900 2,130
3,749
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  17,063 1,071
Flagship Communities REIT  11,792 176
Independence Realty Trust, REIT  29,193 487
1,734

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts  0.1%
Scentre Group (AUD)  652,513 1,377
1,377
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  13,413 567
Public Storage, REIT  12,747 3,491
Weyerhaeuser, REIT  52,199 1,568
5,626
Total Real Estate 15,320
UTILITIES  0.9%
Electric Utilities  0.5%
Constellation Energy  26,189 5,689
IDACORP  3,277 313
NextEra Energy  26,578 2,127
OGE Energy  8,942 325
PNM Resources  11,582 444
Xcel Energy  26,572 1,473
10,371
Gas Utilities  0.1%
Beijing Enterprises Holdings (HKD)  118,500 418
Chesapeake Utilities  6,888 771
1,189
Independent Power & Renewable Electricity Producer  0.0%
Talen Energy (6) 2,747 316
316
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY)  57,300 963
963
Multi-Utilities  0.3%
Ameren  22,375 1,641
Engie (EUR)  177,361 3,005
National Grid (GBP)  144,015 1,632
National Grid, Rights, 6/12/24 (GBP) (6) 42,004 105
6,383
Water Utilities  0.0%
California Water Service Group  8,773 438

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  3,006 162
600
Total Utilities 19,822
Total Miscellaneous Common Stocks  0.1%  (10) 2,120
Total Common Stocks (Cost $562,774) 1,053,846
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $51 (6)(7)(9) 51,200 51
Total Convertible Bonds (Cost $51) 51
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Series D, Acquisition Date: 11/13/20,
Cost $91 (6)(7)(8)(9) 10,166 44
44
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (6)(7)(9) 22,936 23
23
Total Consumer Discretionary 67
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (6)(7)(9) 25 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (6)
(7)(9) 1,101 80
Total Financials 80
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $64 (6)(7)(9) 23,170 84
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (6)(7)(9) 12,283 45
129

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (6)(7)
(9) 68,919 59
59
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (6)(7)(9) 54,988 94
94
Life Sciences Tools & Services  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (6)(7)(9) 5,327 48
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (6)(7)(9) 8,237 15
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (6)(7)(9) 7,007 425
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (6)(7)(9) 3,255 198
686
Total Health Care 968
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (6)(7)(9) 1,636 57
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (6)(7)
(9) 26,194 128
185
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (6)(7)(9) 5,632 36
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (6)(7)(9) 1,899 12
48
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (6)(7)
(9) 3,445 10
10
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (6)(7)(9) 11,613 50
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (6)(7)(9) 16,497 71
121
Total Industrials & Business Services 364

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (6)(7)(9) 3,986 28
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (6)(7)
(9) 1,224 9
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (6)
(7)(9) 5 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (6)
(7)(9) 2,321 183
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (6)
(7)(9) 116 9
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (6)(7)(9) 340 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (6)(7)(9) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (6)(7)(9) 40 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96 (6)(7)(9) 4,280 146
389
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (6)(7)(9) 16 17
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (6)(7)(9) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (6)
(7)(9) 2,493 183
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (6)
(7)(9) 5,892 433
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (6)(7)
(9) 593 44
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (6)(7)(9) 7,205 134
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (6)(7)(9) 12,058 49
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (6)(7)(9) 3,303 14
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (6)(7)(9) 13,365 71
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $88 (6)(7)(9) 14,030 80
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (6)(7)(9) 1,110 6
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (6)(7)(9) 1,943 12
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (6)(7)
(9) 1,595 10
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (6)(7)(9) 29 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (6)(7)(9) 3,698 23
1,077
Total Information Technology 1,466
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (6)(7)(9) 1,853 89
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (6)(7)
(9) 2,982 60
149
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (6)(7)(9) 2,736 201
201
Total Materials 350
Total Convertible Preferred Stocks (Cost $3,628) 3,295
CORPORATE BONDS  3.7%
AbbVie, 4.05%, 11/21/39  320,000 277
AbbVie, 4.50%, 5/14/35  384,000 361
AbbVie, 5.05%, 3/15/34  430,000 425
AerCap Ireland Capital, 3.30%, 1/30/32  595,000 508
AerCap Ireland Capital, 5.10%, 1/19/29  150,000 147
AGCO, 5.80%, 3/21/34  75,000 75
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 48
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Electric Power, 5.20%, 1/15/29  215,000 213
American Tower, 5.20%, 2/15/29  115,000 114
American Tower, 5.45%, 2/15/34  335,000 331
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  305,000 304
Aon, 2.80%, 5/15/30  110,000 96
Astrazeneca Finance, 5.00%, 2/26/34  440,000 434
AT&T, 3.50%, 9/15/53  202,000 136
Athene Global Funding, 5.684%, 2/23/26 (1) 425,000 424
Atlassian, 5.25%, 5/15/29  90,000 90
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  320,000 310
BAE Systems, 5.30%, 3/26/34 (1) 200,000 197
Baltimore Gas & Electric, 5.40%, 6/1/53  150,000 144
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (11) 400,000 401
Bank of America, VR, 1.898%, 7/23/31 (11) 1,295,000 1,055
Bank of America, VR, 5.819%, 9/15/29 (11) 457,000 463

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of New York Mellon, VR, 5.188%, 3/14/35 (11) 275,000 270
Bank of New York Mellon, VR, 6.474%, 10/25/34 (11) 335,000 360
Barclays, VR, 2.852%, 5/7/26 (11) 206,000 201
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 199
Barclays, VR, 5.69%, 3/12/30 (11) 260,000 260
Barclays, VR, 6.692%, 9/13/34 (5)(11) 475,000 503
BAT Capital, 2.259%, 3/25/28  100,000 89
BAT Capital, 6.00%, 2/20/34  165,000 167
BAT Capital, 6.343%, 8/2/30  55,000 57
BAT Capital, 7.079%, 8/2/43  150,000 160
BAT Capital, 7.081%, 8/2/53  345,000 372
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 413
Becton Dickinson & Company, 2.823%, 5/20/30  190,000 166
Becton Dickinson & Company, 4.298%, 8/22/32  95,000 88
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 193
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 211
BNP Paribas, VR, 5.738%, 2/20/35 (1)(11) 380,000 377
Boardwalk Pipelines, 3.40%, 2/15/31  255,000 222
Boeing, 3.25%, 2/1/28  70,000 64
Boeing, 3.75%, 2/1/50  91,000 59
Boeing, 5.04%, 5/1/27  445,000 435
Boeing, 6.388%, 5/1/31 (1) 150,000 152
Boeing, 6.528%, 5/1/34 (1) 350,000 355
Boeing, 6.858%, 5/1/54 (1) 115,000 116
Booz Allen Hamilton, 5.95%, 8/4/33  135,000 139
Boston Gas, 6.119%, 7/20/53 (1) 105,000 103
Bristol-Myers Squibb, 5.55%, 2/22/54  135,000 133
Bristol-Myers Squibb, 5.65%, 2/22/64  180,000 176
Bristol-Myers Squibb, 6.25%, 11/15/53  207,000 222
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 320
Brixmor Operating Partnership, 4.05%, 7/1/30  93,000 85
Brixmor Operating Partnership, 4.125%, 5/15/29  798,000 748
Broadcom, 2.60%, 2/15/33 (1) 225,000 179
Broadcom, 3.419%, 4/15/33 (1) 307,000 262
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 270,000 270
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 380,000 385
CaixaBank, VR, 6.684%, 9/13/27 (1)(11) 295,000 300
CaixaBank, VR, 6.84%, 9/13/34 (1)(11) 355,000 376
Capital One Financial, 3.75%, 3/9/27  65,000 62
Capital One Financial, VR, 2.359%, 7/29/32 (11) 165,000 129
Capital One Financial, VR, 5.468%, 2/1/29 (11) 595,000 590
Capital One Financial, VR, 6.051%, 2/1/35 (11) 170,000 171
Capital One Financial, VR, 7.624%, 10/30/31 (11) 55,000 60

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 12.00%, 12/1/28, (12.00% PIK) (1)(12) 151,871 158
Carvana, 13.00%, 6/1/30, (13.00% PIK) (1)(12) 228,791 235
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(12) 271,263 286
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 91
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  400,000 379
Centene, 2.50%, 3/1/31  370,000 302
Centene, 2.625%, 8/1/31  940,000 763
Centene, 4.25%, 12/15/27  60,000 57
Centene, 4.625%, 12/15/29  295,000 276
Charter Communications Operating, 2.80%, 4/1/31  375,000 305
Charter Communications Operating, 3.75%, 2/15/28  165,000 153
Charter Communications Operating, 5.25%, 4/1/53  395,000 311
Charter Communications Operating, 6.484%, 10/23/45  90,000 83
Charter Communications Operating, 6.65%, 2/1/34  360,000 365
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  175,000 173
Cheniere Energy, 4.625%, 10/15/28  130,000 125
Cheniere Energy, 5.65%, 4/15/34 (1) 300,000 298
Cheniere Energy Partners, 4.50%, 10/1/29  82,000 78
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 440,000 436
Cheniere Energy Partners, 5.95%, 6/30/33  240,000 242
Citigroup, 4.45%, 9/29/27  95,000 92
Citigroup, VR, 3.106%, 4/8/26 (11) 185,000 181
Citigroup, VR, 5.827%, 2/13/35 (11) 1,070,000 1,059
CNO Financial Group, 5.25%, 5/30/25  152,000 151
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 299
Comcast, 3.25%, 11/1/39  445,000 339
Continental Resources, 4.375%, 1/15/28  65,000 62
Corebridge Financial, 3.85%, 4/5/29  65,000 60
Corebridge Financial, 3.90%, 4/5/32  320,000 286
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 59
Crown Castle, 2.25%, 1/15/31  410,000 336
Crown Castle, 4.80%, 9/1/28  60,000 59
Crown Castle, 5.60%, 6/1/29  240,000 241
Crown Castle, 5.80%, 3/1/34  155,000 156
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 709
CVS Health, 5.05%, 3/25/48  549,000 474
CVS Health, 5.625%, 2/21/53  335,000 312
CVS Health, 5.875%, 6/1/53  175,000 169
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 205,000 202
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 230,000 230
Deutsche Bank, VR, 3.961%, 11/26/25 (11) 215,000 213
Diamondback Energy, 5.15%, 1/30/30  100,000 99

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy, 5.40%, 4/18/34  460,000 452
Diamondback Energy, 5.75%, 4/18/54  160,000 154
Diamondback Energy, 5.90%, 4/18/64  195,000 188
Diamondback Energy, 6.25%, 3/15/53  150,000 155
Dollar General, 5.45%, 7/5/33  25,000 25
DTE Energy, 4.875%, 6/1/28  60,000 59
DTE Energy, 5.10%, 3/1/29  430,000 424
Duke Energy, 6.10%, 9/15/53  190,000 195
Edison International, 6.95%, 11/15/29  55,000 58
Elevance Health, 5.125%, 2/15/53  165,000 152
Eli Lilly, 4.70%, 2/9/34  455,000 442
Enbridge, 5.30%, 4/5/29  180,000 179
Enbridge, 5.625%, 4/5/34  245,000 243
Enbridge, 6.20%, 11/15/30  95,000 99
Enbridge, 6.70%, 11/15/53  150,000 164
Energy Transfer, 2.90%, 5/15/25  140,000 136
Energy Transfer, 5.55%, 5/15/34  165,000 162
Energy Transfer, 5.95%, 5/15/54  110,000 106
Energy Transfer, 6.40%, 12/1/30  205,000 214
Energy Transfer, 6.55%, 12/1/33  100,000 105
Engie, 5.25%, 4/10/29 (1) 200,000 199
Engie, 5.625%, 4/10/34 (1) 200,000 200
Eni, 5.50%, 5/15/34 (1) 225,000 224
Eni, 5.95%, 5/15/54 (1) 275,000 272
Eversource Energy, 5.85%, 4/15/31  230,000 232
Eversource Energy, 5.95%, 7/15/34  445,000 447
Exelon, 5.45%, 3/15/34  165,000 164
Exelon, 5.60%, 3/15/53  500,000 482
Fifth Third Bancorp, 2.375%, 1/28/25  65,000 64
Fifth Third Bancorp, 2.55%, 5/5/27  40,000 37
Fifth Third Bancorp, 3.95%, 3/14/28  75,000 71
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (11) 100,000 99
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (11) 230,000 235
FirstEnergy, 2.65%, 3/1/30  102,000 88
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 41
FirstEnergy, Series C, 3.40%, 3/1/50  350,000 231
Fiserv, 4.20%, 10/1/28  60,000 57
Ford Motor, 9.625%, 4/22/30  50,000 58
Ford Motor Credit, 5.80%, 3/5/27  305,000 304
Ford Motor Credit, 6.798%, 11/7/28  200,000 207
Ford Motor Credit, 7.122%, 11/7/33  200,000 213
Freeport-McMoRan, 4.375%, 8/1/28  121,000 116
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors Financial, 5.55%, 7/15/29  230,000 229
General Motors Financial, 5.80%, 6/23/28  120,000 121
Georgia Power, 4.95%, 5/17/33  330,000 320
Georgia Power, 5.25%, 3/15/34  210,000 209
GLP Capital, 3.35%, 9/1/24  100,000 99
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 372
Goldman Sachs Group, VR, 3.691%, 6/5/28 (11) 125,000 119
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 395,000 384
HCA, 2.375%, 7/15/31  140,000 114
HCA, 3.50%, 9/1/30  343,000 306
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 115
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 404
Humana, 4.875%, 4/1/30  310,000 301
Humana, 5.375%, 4/15/31  275,000 271
Humana, 5.75%, 4/15/54  115,000 111
Humana, 5.95%, 3/15/34  175,000 178
Huntington National Bank, VR, 5.699%, 11/18/25 (11) 250,000 249
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 99
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 60
Hyundai Capital America, 5.50%, 3/30/26 (1) 100,000 100
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 119
Icon Investments Six, 5.849%, 5/8/29  200,000 202
Icon Investments Six, 6.00%, 5/8/34  200,000 204
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 100,000 98
ING Groep, VR, 6.114%, 9/11/34 (11) 200,000 206
Ingersoll Rand, 5.314%, 6/15/31  145,000 145
Ingersoll Rand, 5.45%, 6/15/34  120,000 120
Ingersoll Rand, 5.70%, 6/15/54  100,000 101
Intercontinental Exchange, 2.65%, 9/15/40  90,000 63
Interpublic Group, 4.65%, 10/1/28  140,000 136
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 81
IPALCO Enterprises, 5.75%, 4/1/34 (1) 170,000 167
IQVIA, 6.25%, 2/1/29  250,000 255
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 407
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 195,000 170
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 330,000 285
JPMorgan Chase, VR, 5.04%, 1/23/28 (11) 180,000 178
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 165,000 163
Las Vegas Sands, 3.50%, 8/18/26  170,000 162
Las Vegas Sands, 5.90%, 6/1/27  65,000 65
Lowe's, 4.25%, 4/1/52  87,000 68
Lowe's, 5.625%, 4/15/53  120,000 116
Lowe's, 5.75%, 7/1/53  110,000 108

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 220,000 217
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 239
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 148
Mars, 4.75%, 4/20/33 (1) 310,000 299
Marsh & McLennan, 5.70%, 9/15/53  375,000 376
Mattel, 5.875%, 12/15/27 (1) 300,000 298
Meta Platforms, 5.60%, 5/15/53  555,000 561
Metropolitan Life Global Funding I, 5.15%, 3/28/33 (1) 180,000 177
Micron Technology, 5.347%, 2/6/29  180,000 180
Micron Technology, 6.75%, 11/1/29  215,000 228
MidAmerican Energy, 5.85%, 9/15/54  125,000 128
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 830,000 823
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 285,000 283
Motorola Solutions, 5.00%, 4/15/29  120,000 118
Motorola Solutions, 5.40%, 4/15/34  140,000 138
Netflix, 4.625%, 5/15/29 (EUR)  500,000 563
NextEra Energy Capital Holdings, 2.44%, 1/15/32  196,000 160
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 163
NiSource, 5.25%, 3/30/28  65,000 65
NRG Energy, 4.45%, 6/15/29 (1) 155,000 146
Occidental Petroleum, 6.125%, 1/1/31  266,000 272
Occidental Petroleum, 6.375%, 9/1/28  85,000 87
Occidental Petroleum, 6.625%, 9/1/30  55,000 57
Occidental Petroleum, 7.50%, 5/1/31  235,000 259
Occidental Petroleum, 8.875%, 7/15/30  705,000 805
ONEOK, 5.65%, 11/1/28  60,000 61
ONEOK, 5.80%, 11/1/30  180,000 183
ONEOK, 6.05%, 9/1/33  175,000 179
Oracle, 4.90%, 2/6/33  305,000 294
Ovintiv, 5.65%, 5/15/28  125,000 126
Owens Corning, 5.70%, 6/15/34  160,000 160
Owens Corning, 5.95%, 6/15/54  160,000 160
Pacific Gas & Electric, 2.10%, 8/1/27  124,000 112
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 281
Pacific Gas & Electric, 4.55%, 7/1/30  370,000 349
Pacific Gas & Electric, 5.80%, 5/15/34  235,000 234
Pacific Gas & Electric, 5.90%, 6/15/32  110,000 111
Pacific Gas & Electric, 6.70%, 4/1/53  110,000 116
Pacific Gas & Electric, 6.75%, 1/15/53  245,000 258
Pacific Gas & Electric, 6.95%, 3/15/34  175,000 189
PacifiCorp, 5.30%, 2/15/31  255,000 252
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 654
Pfizer Investment Enterprises, 5.30%, 5/19/53  205,000 196

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pfizer Investment Enterprises, 5.34%, 5/19/63  310,000 291
Philip Morris International, 5.125%, 2/15/30  215,000 213
PNC Financial Services Group, VR, 5.30%, 1/21/28 (11) 90,000 89
PNC Financial Services Group, VR, 6.875%, 10/20/34 (11) 215,000 233
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 203
Raizen Fuels Finance, 6.95%, 3/5/54 (1) 200,000 202
Revvity, 1.90%, 9/15/28  280,000 243
Revvity, 2.25%, 9/15/31  150,000 122
Revvity, 3.30%, 9/15/29  170,000 154
Rogers Communications, 3.80%, 3/15/32  210,000 186
Rogers Communications, 4.35%, 5/1/49  30,000 24
Rogers Communications, 4.55%, 3/15/52  950,000 771
Rogers Communications, 5.00%, 2/15/29  342,000 336
Rogers Communications, 5.30%, 2/15/34  385,000 374
Ross Stores, 1.875%, 4/15/31  365,000 296
Sabine Pass Liquefaction, 4.20%, 3/15/28  65,000 62
Santander Holdings USA, VR, 6.124%, 5/31/27 (11) 80,000 80
Santander Holdings USA, VR, 6.342%, 5/31/35 (11) 380,000 381
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 930,000 880
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 341
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 393
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 67
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 290
Sempra, 3.40%, 2/1/28  65,000 61
Sempra, 3.70%, 4/1/29  105,000 98
Societe Generale, VR, 5.519%, 1/19/28 (1)(11) 630,000 622
Societe Generale, VR, 5.634%, 1/19/30 (1)(11) 305,000 302
Solventum, 5.40%, 3/1/29 (1) 290,000 288
Solventum, 5.60%, 3/23/34 (1) 335,000 329
Solventum, 5.90%, 4/30/54 (1) 310,000 298
Solventum, 6.00%, 5/15/64 (1) 310,000 296
Southern, 5.20%, 6/15/33  495,000 486
Southern, 5.70%, 3/15/34  380,000 386
Southern California Edison, 5.45%, 6/1/31  80,000 80
Southern California Edison, 5.70%, 3/1/53  170,000 165
Sprint Capital, 6.875%, 11/15/28  405,000 426
Sprint Capital, 8.75%, 3/15/32  295,000 351
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 210,000 196
Standard Chartered, VR, 5.905%, 5/14/35 (1)(11) 505,000 505
Stanley Black & Decker, 2.75%, 11/15/50  131,000 75
Sutter Health, 5.164%, 8/15/33  100,000 99
T-Mobile USA, 5.75%, 1/15/54  620,000 617
T-Mobile USA, 6.00%, 6/15/54  130,000 134

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources, 6.15%, 3/1/29  115,000 118
Targa Resources Partners, 5.00%, 1/15/28  60,000 58
Targa Resources Partners, 5.50%, 3/1/30  450,000 443
Targa Resources Partners, 6.875%, 1/15/29  74,000 76
U.S. Bancorp, VR, 5.384%, 1/23/30 (11) 125,000 124
U.S. Bancorp, VR, 5.678%, 1/23/35 (11) 450,000 448
UBS Group, VR, 3.091%, 5/14/32 (1)(11) 385,000 328
UBS Group, VR, 6.301%, 9/22/34 (1)(11) 225,000 234
UBS Group, VR, 6.537%, 8/12/33 (1)(11) 615,000 648
UBS Group, VR, 9.25% (1)(11)(13) 200,000 214
UnitedHealth Group, 4.50%, 4/15/33  310,000 295
UnitedHealth Group, 5.00%, 4/15/34  405,000 396
UnitedHealth Group, 5.05%, 4/15/53  281,000 262
UnitedHealth Group, 5.875%, 2/15/53  270,000 281
VF, 2.95%, 4/23/30  295,000 238
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 105
Vistra Operations, 6.95%, 10/15/33 (1) 130,000 138
Volkswagen Group of America Finance, 5.60%, 3/22/34 (1) 265,000 262
Walt Disney, 3.60%, 1/13/51  175,000 130
Warnermedia Holdings, 3.755%, 3/15/27  459,000 435
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,560,000 1,342
Western Midstream Operating, 4.50%, 3/1/28  60,000 58
Western Midstream Operating, 6.35%, 1/15/29  60,000 62
Westlake, 1.625%, 7/17/29 (EUR)  382,000 367
Xcel Energy, 3.40%, 6/1/30  360,000 323
Total Corporate Bonds (Cost $75,561) 73,501
EQUITY MUTUAL FUNDS  11.5%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 2,613,991 81,452
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 6,864,089 66,170
T. Rowe Price Real Assets Fund - I Class (3) 5,615,502 81,762
Total Equity Mutual Funds (Cost $207,125) 229,384
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  255,000 250
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 196
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 205
Freeport Indonesia, 5.315%, 4/14/32  315,000 304
Gaci First Investment, 4.875%, 2/14/35  315,000 296
Gaci First Investment, 5.125%, 2/14/53  525,000 449
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (1) 230,000 223

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Petroleos Mexicanos, 6.50%, 3/13/27  790,000 748
Republic of Panama, 7.50%, 3/1/31  565,000 585
Republic of Romania, 5.875%, 1/30/29 (1) 340,000 337
United Mexican States, 5.00%, 5/7/29  310,000 303
United Mexican States, 6.00%, 5/7/36  290,000 285
Total Foreign Government Obligations & Municipalities
(Cost $4,172) 4,181
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  55,000 59
59
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  60,000 64
64
Total Municipal Securities (Cost $122) 123
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.4%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM,
1M TSFR + 1.297%, 6.614%, 9/15/32 (1) 190,000 190
Bayview MSR Opportunity Master Fund Trust, Series 2021-4,
Class A20, CMO, ARM, 2.50%, 10/25/51 (1) 382,264 296
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.591%, 11/15/34 (1) 195,000 25
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 176,325 152
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 6.991%, 5/15/41 (1) 715,000 716
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR +
1.411%, 6.728%, 10/15/36 (1) 330,000 326
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 379,090 293
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 146,145 118
Cold Storage Trust, Series 2020-ICE5, Class A, ARM, 1M TSFR
+ 1.014%, 6.334%, 11/15/37 (1) 157,278 157
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 34,898 33
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  289,972 284
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, SOFR30A + 1.114%, 6.438%, 2/25/30  22,582 23

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 188,957 178
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 105,389 99
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 317,587 246
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 2.44%, 1/25/50 (1) 69,538 64
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 25,478 22
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 17,478 16
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.802%, 7/25/44 (1) 5,598 5
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.921%, 10/25/50 (1) 162,245 134
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class
A4, CMO, ARM, 2.50%, 11/25/51 (1) 286,045 222
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class
A4, CMO, ARM, 2.50%, 2/25/52 (1) 293,564 228
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 123,259 100
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 134
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 64,400 57
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 74,437 66
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.572%, 12/25/50 (1) 228,297 191
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 62,192 54
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 4,490 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 9,878 10
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.237%, 6/25/50 (1) 235,376 194
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 6.784%, 8/15/38 (1) 679,343 663
MARQ Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 6.91%, 6/15/29 (1) 140,000 140
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 6.908%, 5/15/41 (1) 375,000 375
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (1) 92,876 94

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 237,418 185
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 164,469 143
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (1) 89,888 91
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 6.692%, 5/15/39 (1) 440,000 440
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  125,084 116
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.782%, 8/25/47 (1) 191,392 172
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 33,526 30
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 8,392 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 26,587 24
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 4,045 4
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.574%, 5/25/44 (1) 220,000 220
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 6.439%, 10/25/59 (1) 147,996 150
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 303,130 235
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 4.889%, 3/25/60 (1) 100,000 97
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 168,090 138
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 5.937%, 3/15/40 (1) 100,000 100
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 652
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 73
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $9,899) 8,786

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.1%
Automobiles  0.1%
Dr. Ing. h.c. F. Porsche (EUR)  14,842 1,233
Total Consumer Discretionary 1,233
Total Preferred Stocks (Cost $1,234) 1,233
PRIVATE INVESTMENT COMPANIES  3.9%
Blackstone Partners Offshore Fund (6)(9) 31,705 77,514
Total Private Investment Companies (Cost $49,310) 77,514
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  4.1%
U.S. Government Agency Obligations  3.1%
Federal Home Loan Mortgage
2.50%, 4/1/30  80,237 75
3.00%, 12/1/42 - 2/1/47  855,064 750
3.50%, 8/1/42 - 3/1/46  809,602 736
4.00%, 8/1/40 - 12/1/41  332,830 309
4.50%, 6/1/39 - 10/1/41  244,128 234
5.00%, 7/1/25 - 8/1/40  88,282 88
6.00%, 10/1/32 - 8/1/38  63,500 65
6.50%, 11/1/29 - 10/1/32  6,650 6
7.00%, 10/1/25 - 6/1/32  4,170 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  5,224 5
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  10,016 10
RFUCCT1Y + 1.917%, 6.291%, 2/1/37  8,473 9
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  63,487 54
2.00%, 8/1/36 - 9/1/52  5,579,680 4,382
2.50%, 6/1/37 - 5/1/52  5,968,090 4,916
3.00%, 5/1/31 - 8/1/52  2,742,534 2,361
3.50%, 6/1/47 - 11/1/52  852,985 762
4.00%, 8/1/37 - 9/1/52  575,918 539
4.50%, 9/1/37 - 11/1/52  948,169 889
5.00%, 10/1/52 - 11/1/53  290,627 280
5.50%, 8/1/53 - 2/1/54  881,487 869
6.50%, 1/1/54  31,191 32

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  87,050 76
3.50%, 6/1/42 - 5/1/46  435,473 395
4.00%, 11/1/40  154,777 146
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.87%,
6.12%, 8/1/36  11,683 12
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  2,036 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  1,675,749 1,403
2.00%, 5/1/36 - 4/1/52  17,013,946 13,562
2.50%, 1/1/32 - 6/1/52  9,120,277 7,494
3.00%, 8/1/27 - 4/1/52  5,569,052 4,886
3.50%, 2/1/35 - 1/1/52  3,014,242 2,725
4.00%, 7/1/35 - 12/1/52  2,997,662 2,786
4.50%, 7/1/39 - 8/1/52  1,944,547 1,849
5.00%, 7/1/33 - 11/1/53  2,116,220 2,054
5.50%, 11/1/34 - 2/1/54  2,009,924 1,990
6.00%, 3/1/33 - 1/1/54  2,426,122 2,448
6.50%, 7/1/32 - 1/1/54  832,398 849
7.00%, 9/1/30 - 4/1/32  2,460 3
UMBS, TBA (14)
3.50%, 6/1/54  610,000 535
5.00%, 6/1/54  760,000 731
5.50%, 6/1/54  180,000 177
6.00%, 6/1/54  110,000 110
6.50%, 6/1/54  520,000 529
62,135
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  204,431 173
2.00%, 1/20/51 - 3/20/52  4,260,331 3,417
2.50%, 8/20/50 - 3/20/52  4,313,002 3,597
3.00%, 9/15/42 - 6/20/52  3,326,744 2,883
3.50%, 11/20/42 - 7/20/52  2,390,202 2,164
4.00%, 2/20/41 - 10/20/52  2,171,809 2,010
4.50%, 11/20/39 - 4/20/53  1,192,392 1,141
5.00%, 7/20/39 - 6/20/48  710,955 705
5.50%, 10/20/32 - 3/20/49  382,746 389
6.00%, 8/20/34 - 12/20/38  161,869 167
6.50%, 2/15/29  836 1
7.00%, 9/20/27  382 —
7.50%, 1/15/30  2,303 2
8.00%, 10/20/25  27 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  47,583 42
3.50%, 10/20/50  190,000 154
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  99,979 15
4.00%, 2/20/43  38,943 4
Government National Mortgage Assn., TBA (14)
2.50%, 6/20/54  460,000 383
5.00%, 6/20/54  515,000 500
5.50%, 6/20/54  935,000 927
6.00%, 6/20/54  1,130,000 1,137
6.50%, 6/20/54  570,000 579
20,390
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $89,769) 82,525
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  4.2%
Treasuries  0.3%
U.S. Treasury Notes, 4.625%, 9/30/28  7,065,000 7,085
7,085
U.S. Treasury Obligations  3.9%
U.S. Treasury Bonds, 3.375%, 8/15/42  6,240,000 5,212
U.S. Treasury Bonds, 3.875%, 2/15/43 (15) 2,165,000 1,936
U.S. Treasury Bonds, 4.00%, 11/15/42 (15)(16) 6,045,000 5,510
U.S. Treasury Bonds, 4.25%, 2/15/54  4,545,000 4,264
U.S. Treasury Bonds, 4.375%, 8/15/43  210,000 201
U.S. Treasury Bonds, 4.50%, 2/15/44  8,815,000 8,556
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,397
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  2,343,724 2,205
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  9,716,677 9,393
U.S. Treasury Notes, 0.625%, 8/15/30  2,145,000 1,699
U.S. Treasury Notes, 1.50%, 1/31/27  6,515,000 5,995
U.S. Treasury Notes, 4.125%, 6/15/26 (15)(16) 10,150,000 10,006
U.S. Treasury Notes, 4.125%, 8/31/30  1,085,000 1,062
U.S. Treasury Notes, 4.50%, 7/15/26  5,605,000 5,567
U.S. Treasury Notes, 4.625%, 9/15/26  5,140,500 5,120
U.S. Treasury Notes, 4.625%, 10/15/26  8,685,000 8,655
77,778
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $86,547) 84,863

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Treasury Reserve Fund, 5.38% (3)(17) 19,131,295 19,131
Total Short-Term Investments (Cost $19,131) 19,131
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (3)(17) 3,973,288 3,973
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 3,973
Total Securities Lending Collateral (Cost $3,973) 3,973
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 6/21/24 @
$107.75 (6) 80 8,704 19
Total Exchange-Traded Options Purchased (Cost $40) 19
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 8/12/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 1 2,125 64
Barclays Bank
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 3,747 113

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 1,873 56
Morgan Stanley
30 Year Interest Rate
Swap, 8/12/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 1 1,873 56
Morgan Stanley
30 Year Interest Rate
Swap, 8/13/54 Pay
Fixed 3.80% Annually,
Receive Variable
5.34% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 3,747 113
Total OTC Options Purchased (Cost $422) 402
Total Options Purchased (Cost $462) 421
Total Investments in Securities
100.5% of Net Assets
(Cost $1,538,071) $ 2,008,672
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $43,764 and represents 2.2% of net assets.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) See Note 4. All or a portion of this security is on loan at May 31, 2024.
(6) Non-income producing

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,726 and represents 0.2% of net assets.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) See Note 2. Level 3 in fair value hierarchy.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fi x-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,608 and represents 0.3% of net assets.
(15) At May 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(16) All or a portion of this security is pledged to cover or as collateral for written call options at May 31, 2024.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 17,060 (156)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 30,229 (277)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 14,882 (136)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/21/24 @ $77.00 746 5,596 (21)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/21/24 @ $76.00 2,658 19,938 (35)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/8/24 @ 4.20%* 1 15,533 (142)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.34% (SOFR) Annually,
8/9/24 @ 4.20%* 1 30,229 (277)
Morgan Stanley
S&P 500 Index, Call,
7/19/24 @ $5,250.00 178 93,940 (2,243)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
7/19/24 @ $77.00 1,125 8,439 (43)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
7/19/24 @ $76.00 1,125 8,439 (34)
Total Options Written (Premiums $(2,197)) $ (3,364)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S15, 40 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
11/18/64 6,160 75 159 (84)
Total Bilateral Credit Default Swaps, Protection
Bought 159 (84)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 (EUR) * 88 — — —
Total Bilateral Credit Default Swaps, Protection
Sold — —
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 324 (3) (3) —
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.310% (SOFR + 0.00%) at Maturity,
6/20/24 365 3 (2) 5
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 365 (4) (3) (1)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
5.343% (SOFR + 0.00%) at Maturity,
6/20/24 366 (2) (3) 1
Total Bilateral Total Return Swaps (11) 5
Total Bilateral Swaps 148 (79)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 470 6 — 6
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 2,220 173 159 14
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 22,052 539 486 53
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 5,892 26 15 11
Total Centrally Cleared Credit Default Swaps,
Protection Sold 84
Total Centrally Cleared Swaps 84
Net payments (receipts) of variation margin to date (78)
Variation margin receivable (payable) on centrally cleared swaps $ 6
* Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $12.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 8/23/24 USD 1,931 EUR 1,769 $ 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 35 MSCI EAFE Index contracts 6/24 (4,148) $ (55)
Long, 151 S&P 500 E-Mini Index contracts 6/24 39,981 103
Long, 101 U.S. Treasury Notes five year contracts 9/24 10,686 (4)
Short, 253 U.S. Treasury Notes two year contracts 9/24 (51,537) (24)
Long, 84 Ultra U.S. Treasury Bonds contracts 9/24 10,285 (106)
Short, 152 Ultra U.S. Treasury Notes ten year
contracts 9/24 (17,029) 40
Net payments (receipts) of variation margin to date 227
Variation margin receivable (payable) on open futures contracts $ 181

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 6.15%  $ (2,105) $ (796) $ 2,443
T. Rowe Price Inflation Protected Bond Fund - I
Class, 9.60%  — 33 1
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.27%  (2,637) 6,614 3,648
T. Rowe Price Institutional Emerging Markets
Equity Fund  (544) (1,352) 1,608
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.44%  (328) 1,083 2,141
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.20%  (882) 3,115 4,131
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.82%  (1,940) 4,028 2,425
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 9.22%  — 56 17
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (2,028) 3,430 4,113
T. Rowe Price Real Assets Fund - I Class  23 8,773 1,468
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.71%  (8,378) 1,369 2,204
T. Rowe Price Government Reserve Fund,
5.39% — — —++
T. Rowe Price Treasury Reserve Fund, 5.38% — — 1,822
Totals $ (18,819)# $ 26,353 $ 26,021+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 6.15%  $ 59,822 $ 7,011 $ 13,105 $ 52,932
T. Rowe Price Inflation
Protected Bond Fund - I Class,
9.60%  7 5,251 — 5,291
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.27%  64,066 3,667 11,337 63,010
T. Rowe Price Institutional
Emerging Markets Equity
Fund  86,490 1,608 5,294 81,452
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.44%  27,850 2,401 7,178 24,156
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 7.20%  60,296 5,153 7,282 61,282
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.82%  84,741 2,438 10,190 81,017
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 9.22%  78 4,357 — 4,491
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  77,155 4,113 18,528 66,170
T. Rowe Price Real Assets
Fund - I Class  54,489 19,477 977 81,762
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.71%  65,095 3,064 18,378 51,150
T. Rowe Price Government
Reserve Fund, 5.39% 817  ¤  ¤ 3,973
T. Rowe Price Treasury
Reserve Fund, 5.38% 54,980  ¤  ¤ 19,131
Total $ 595,817^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $26,021 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $631,760.

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,538,071) $ 2,008,672
Receivable for investment securities sold 3,597
Interest and dividends receivable 3,571
Receivable for shares sold 337
Foreign currency (cost $335) 335
Variation margin receivable on futures contracts 181
Bilateral swap premiums paid 159
Variation margin receivable on centrally cleared swaps 6
Unrealized gain on bilateral swaps 6
Unrealized gain on forward currency exchange contracts 4
Cash 2
Other assets 3,694
Total assets 2,020,564
Liabilities
Payable for investment securities purchased 10,402
Obligation to return securities lending collateral 3,973
Options written (premiums $2,197) 3,364
Payable for shares redeemed 1,499
Investment management fees payable 600
Unrealized loss on bilateral swaps 85
Due to affiliates 76
Bilateral swap premiums received 11
Payable to directors 1
Other liabilities 2,192
Total liabilities 22,203
NET ASSETS $ 1,998,361

T. ROWE PRICE Spectrum Moderate Allocation Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 484,271
Paid-in capital applicable to 82,306,341 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,514,090
NET ASSETS $ 1,998,361
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,047,584; Shares outstanding: 43,123,091) $ 24.29
I Class
(Net assets: $950,777; Shares outstanding: 39,183,250) $ 24.26

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $591) $ 43,848
    Interest 11,981
Securities lending 38
Other 2
Total income 55,869
Expenses
Investment management 10,819
Shareholder servicing
Investor Class $ 1,531
I Class 165 1,696
Prospectus and shareholder reports
Investor Class 46
I Class 12 58
Custody and accounting 350
Legal and audit 77
Registration 60
Proxy and annual meeting 9
Directors 7
Miscellaneous 73
Waived / paid by Price Associates (3,607)
Total expenses 9,542
Net investment income 46,327

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2) 120,206
Futures 6,339
Swaps 192
Options written (12,263)
Forward currency exchange contracts (113)
Foreign currency transactions 40
Net realized gain 114,401
Change in net unrealized gain / loss
Securities 136,271
Futures 388
Swaps (104)
Options written (1,074)
Forward currency exchange contracts 54
Other assets and liabilities denominated in foreign currencies 36
Change in net unrealized gain / loss 135,571
Net realized and unrealized gain / loss 249,972
INCREASE IN NET ASSETS FROM OPERATIONS
$ 296,299

T. ROWE PRICE Spectrum Moderate Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 46,327 $ 41,599
Net realized gain 114,401 11,156
Change in net unrealized gain / loss 135,571 (73,895)
Increase (decrease) in net assets from operations 296,299 (21,140)
Distributions to shareholders
Net earnings
Investor Class (34,260) (79,353)
I Class (32,783) (72,189)
Decrease in net assets from distributions (67,043) (151,542)
Capital share transactions
*
Shares sold
Investor Class 90,582 92,706
I Class 96,775 105,387
Distributions reinvested
Investor Class 33,155 76,585
I Class 31,889 70,489
Shares redeemed
Investor Class (285,553) (280,786)
I Class (266,647) (195,377)
Decrease in net assets from capital share
transactions (299,799) (130,996)
Net Assets
Decrease during period (70,543) (303,678)
Beginning of period 2,068,904 2,372,582
End of period $ 1,998,361 $ 2,068,904
*Share information (000s)
Shares sold
Investor Class 3,977 4,243
I Class 4,250 4,819
Distributions reinvested
Investor Class 1,465 3,673
I Class 1,410 3,384
Shares redeemed
Investor Class (12,586) (12,897)
I Class (11,702) (8,967)
Decrease in shares outstanding (13,186) (5,745)

T. ROWE PRICE Spectrum Moderate Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Spectrum Moderate Allocation Fund
(Investor Class) and the Spectrum Moderate Allocation Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Spectrum Moderate Allocation Fund

are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Spectrum Moderate Allocation Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE Spectrum Moderate Allocation Fund

independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 276,495 $ — $ 276,495
Bond Mutual Funds 343,329 — — 343,329
Common Stocks 805,040 247,565 1,241 1,053,846
Convertible Bonds — — 51 51
Convertible Preferred Stocks — — 3,295 3,295
Equity Mutual Funds 229,384 — — 229,384
Preferred Stocks — 1,233 — 1,233
Private Investment
Companies — — 77,514 77,514
Short-Term Investments 19,131 — — 19,131
Securities Lending Collateral 3,973 — — 3,973
Options Purchased 19 402 — 421
Total Securities 1,400,876 525,695 82,101 2,008,672
Swaps* — 162 — 162
Forward Currency Exchange
Contracts — 4 — 4
Futures Contracts* 143 — — 143
Total $ 1,401,019 $ 525,861 $ 82,101 $ 2,008,981
Liabilities
Options Written $ — $ 3,364 $ — $ 3,364
Swaps — 9 — 9
Futures Contracts* 189 — — 189
Total $ 189 $ 3,373 $ — $ 3,562

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/
loss on Level 3 instruments held at May 31, 2024, totaled $1,657,000 for the year ended May 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
5/31/24
Investment in Securities
Common Stocks $ 2,499 $ (41) $ 473 $ (1,690) $ 1,241
Convertible Bonds 8 (8) 51 — 51
Convertible Preferred Stocks 4,718 (884) 44 (583) 3,295
Private Investment Companies 86,906 7,608 — (17,000) 77,514
Total $ 94,131 $ 6,675 $ 568 $ (19,273) $ 82,101

T. ROWE PRICE Spectrum Moderate Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,241 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
1.7x
– 11.5x
3.4x Increase
Projected
enterprise
value to sales
multiple
8.5x
– 9.7x
9.1x Increase
Sales growth
rate
1%
– 24%
15% Increase
Enterprise
value to gross
profit multiple
4.7x
– 15.3x
8.3x Increase
Projected
enterprise
value to gross
profit multiple
12.6x
– 14.4x
13.5x Increase
Gross profit
growth rate
17%
– 25%
23% Increase
Enterprise
value to
EBITDA
multiple
18.1x 18.1x Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.6x Increase
Tangible book
value growth
rate
3%
– 15%
13% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 41% 41% Increase
Convertible
Bonds
$ 51 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 3,295 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 11.9x
5.9x Increase
Projected
enterprise
value to sales
multiple
3.6x
– 17.6x
9.1x Increase
Sales growth
rate
1%
– 129%
31% Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.3x
9.1x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to gross
profit multiple
6.8x
– 14.4x
10.6x Increase
Gross profit
growth rate
17%
– 31%
24% Increase
Enterprise
value to
EBITDA
multiple
11.5x
– 18.1x
15.2x Increase
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
2.1x
– 2.7x
2.4x Increase
Price to net
asset value
multiple
0.9x 0.9x Increase
Tangible book
value growth
rate
3% – 7% 5% Increase
Discount rate
for cost of
capital
15%
– 30%
20% Decrease
Discount for
uncertainty
80%
– 100%
83% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair
Investment
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 77,514 Rollforward of
Investee NAV
Estimated
return
0.13% 0.13% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 461
Foreign exchange derivatives Forwards 4
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 162
Equity derivatives Futures 103
^
,*
Total $ 730
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 1,122
Credit derivatives Bilateral Swaps and Premiums, Options
Written 142
Equity derivatives Futures, Options Written 2,298
Total $ 3,562
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ 14 $ — $ (1,744) $ — $ (494) $ (2,224)
Foreign
exchange
derivatives (137) — — (113) — (250)
Credit
derivatives (38) 384 — — 686 1,032
Equity
derivatives — (12,647) 8,083 — — (4,564)
Total $ (161) $ (12,263) $ 6,339 $ (113) $ 192 $ (6,006)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (41) $ (584) $ 15 $ — $ — $ (610)
Foreign
exchange
derivatives 65 — — 54 — 119
Credit
derivatives — 101 — — (104) (3)
Equity
derivatives — (591) 373 — — (218)
Total $ 24 $ (1,074) $ 388 $ 54 $ (104) $ (712)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE Spectrum Moderate Allocation Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $3,254,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of May 31, 2024, securities valued at $8,306,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the

T. ROWE PRICE Spectrum Moderate Allocation Fund

potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 9% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and

T. ROWE PRICE Spectrum Moderate Allocation Fund

options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 15% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;

T. ROWE PRICE Spectrum Moderate Allocation Fund

or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying

T. ROWE PRICE Spectrum Moderate Allocation Fund

credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $30,729,000 (1.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.

T. ROWE PRICE Spectrum Moderate Allocation Fund

MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers

T. ROWE PRICE Spectrum Moderate Allocation Fund

unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of May 31, 2024, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2024, the value of loaned securities was $3,774,000; the value of cash collateral and related investments was $3,973,000.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $526,229,000 and $822,725,000, respectively, for the year ended
May 31, 2024. Purchases and sales of U.S. government securities aggregated
$406,529,000 and $407,677,000, respectively, for the year ended May 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 61,117 $ 52,393
Long-term capital gain 5,926 99,149
Total distributions $ 67,043 $ 151,542

T. ROWE PRICE Spectrum Moderate Allocation Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals. During the year ended May 31, 2024, the fund utilized $30,756,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital
($000s)
Cost of investments $ 1,584,635
Unrealized appreciation $ 578,181
Unrealized depreciation (156,673)
Net unrealized appreciation (depreciation) $ 421,508
($000s)
Undistributed ordinary income $ 12,377
Undistributed long-term capital gain 50,393
Net unrealized appreciation (depreciation) 421,508
Loss carryforwards and deferrals (7)
Total distributable earnings (loss) $ 484,271

T. ROWE PRICE Spectrum Moderate Allocation Fund

gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. Prior to November 1, 2023, the Investor Class was
not subject to a contractual expense limitation. During the limitation period,
Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the

T. ROWE PRICE Spectrum Moderate Allocation Fund

time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. At May 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 09/30/25 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Allocation Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2024, expenses incurred pursuant to these service agreements were $111,000 for
Price Associates; $766,000 for T. Rowe Price Services, Inc.; and $90,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s

T. ROWE PRICE Spectrum Moderate Allocation Fund

investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2024, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,890,000 and $1,717,000 for the Investor Class and I Class, respectively, for the year ended May 31, 2024.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.49% $ 263
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 1
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 441
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 938
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 132
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 305
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.49% 394
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 4
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 1.00% 630
T. Rowe Price Real Assets Fund - I Class 0.64% 464
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 35
Total Management Fee Waived $ 3,607

T. ROWE PRICE Spectrum Moderate Allocation Fund

Prior to January 1, 2024, Price Associates had voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. Price Associates has also voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended May 31, 2024, these reimbursements amounted to $12,000, which is included in Net realized gain (loss) on Securities in the
Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Spectrum Moderate Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Moderate Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Moderate Allocation
Fund (one of the funds constituting T. Rowe Price Spectrum Funds II, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $15,640,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $18,893,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $9,033,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $28,198,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $449,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

T. ROWE PRICE Spectrum Moderate Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM),
T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and that TRPIM has implemented information barriers restricting the sharing of investment information and voting activity with the Adviser and other Subadvisers. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and
shareholder communications. However, the Board noted that there are information

T. ROWE PRICE Spectrum Moderate Allocation Fund

barriers between investment personnel of TRPIM and the Adviser and the other
Subadvisers that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay each Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Allocation Fund

the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F102-050 7/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Moderate Allocation Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024